FORGIVENESS OF DEBT (Details Narrative)					12 Months Ended
	Sep. 09, 2021 USD ($)	Sep. 09, 2021 CAD ($)	Aug. 10, 2020 USD ($)	Aug. 10, 2020 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 PHP (₱)	Jan. 31, 2021 PHP (₱)
IfrsStatementLineItems [Line Items]
Forgiveness of debt gross					$ 13,667
Additional Forgiveness of debt					191		$ 102,465
Forgiveness of debt					13,858		255,493
Notes payable							$ 34,030		₱ 20,302,303
Percentage of Notes payable							8.00%		8.00%
Issue of convertible instruments						$ 40,000	$ 53,408
Repayments of notes payable	$ 15,000	$ 18,981	$ 25,000	$ 28,128	$ 18,981		28,128
Foreign exchange gain (loss)							2,466
Debt Holder [Member]
IfrsStatementLineItems [Line Items]
Forgiveness of debt							$ 169,940	₱ 101,385,974